Business Combination	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Business Combination

3. Business Combination

On October 27, 2020, ARYA completed the acquisition of Old Cerevel pursuant to the Business Combination Agreement with Old Cerevel surviving the merger as a wholly owned subsidiary of ARYA. Net proceeds from this transaction totaled approximately $439.5 million. These proceeds were comprised of funds held in ARYA’s trust account and funds received from the completion of a concurrent private investment in public equity financing (PIPE Financing), which included the $25.0 million received from Bain Investor in July 2020 (the Additional Financing Shares).

Pursuant to the terms of the Business Combination Agreement, the existing shareholders of Old Cerevel exchanged their interests for shares of common stock of New Cerevel. In addition, ARYA issued public warrants and private placement warrants (collectively, the warrants) in its IPO in June 2020, and upon the consummation of the Business Combination Transaction, each outstanding warrant of ARYA become one warrant to purchase one share of New Cerevel. None of the terms of the warrants were modified as a result of the Business Combination Transaction. Immediately after giving effect to the Business Combination Transaction, there were 127,123,954 shares of common stock issued and outstanding and 5,149,647 warrants outstanding to purchase shares of common stock of New Cerevel.

We accounted for the Business Combination Transaction as a reverse recapitalization, which is the equivalent of Old Cerevel issuing stock for the net assets of ARYA, accompanied by a recapitalization, with ARYA treated as the acquired company for accounting purposes. The determination of ARYA as the “acquired” company for accounting purposes was primarily based on the fact that subsequent to the business combination, Cerevel has a majority of the voting power of the combined company, Cerevel will comprise all of the ongoing operations of the combined entity, a majority of the governing body of the combined company and Cerevel’s senior management will comprise all of the senior management of the combined company. The net assets of ARYA were stated at historical cost with no goodwill or other intangible assets recorded. Reported results from operations included herein prior to the Business Combination are those of Old Cerevel. The shares and corresponding capital amounts and loss per share related to Old Cerevel’s outstanding redeemable convertible preferred stock, redeemable convertible common stock and common stock prior to the Business Combination Transaction have been retroactively restated to reflect the exchange ratio established in the Business Combination Agreement (1.00 Old Cerevel share for 2.854 shares of New Cerevel), or the Exchange Ratio.

In connection with the Business Combination Transaction, we incurred underwriting fees and other costs considered direct and incremental to the transaction totaling $24.6 million, consisting of legal, accounting, financial advisory and other professional fees. These amounts are reflected within additional paid-in capital in our consolidated balance sheet as of December 31, 2020. In addition, upon completion of our Business Combination Transaction, we also paid the remaining management fees payable under the agreement with Bain Investor to provide management services (Management Agreement), of approximately $3.0 million, which have been reflected in general and administrative expense in our consolidated statement of operations along with other incremental costs not considered directly attributable to the Business Combination Transaction for the year ended December 31, 2020.

PIPE Financing (Private Placement)

Concurrent with the execution of the Business Combination Agreement, we entered into subscription agreements (the Subscription Agreements) with certain investors, including, among others, Perceptive Life Sciences Master Fund Ltd, a fund managed by Perceptive Advisors, an affiliate of ARYA, as well as certain equity holders of Cerevel, including Pfizer and Bain Investor (collectively, the PIPE Investors). Pursuant to the Subscription Agreements, on October 27, 2020, each PIPE Investor subscribed for and purchased, and we issued and sold to such investors an aggregate of 32,000,000 shares of ARYA Common Stock for a purchase price of $10.00 per share, for aggregate gross proceeds of $320.0 million (the PIPE Financing).

Additional Financing Shares

Pursuant to the Subscription Agreement entered into with the Bain Investor (the Bain Subscription Agreement), Bain Investor, pre-funded a portion of its subscription amount by purchasing equity securities of Cerevel prior to Closing, the proceeds of which were used to fund Cerevel’s ongoing operations prior to completion of the Business Combination. In July 2020, Bain Investor pre-funded $25.0 million of its $100.0 million subscription amount in exchange for 1,750,000 Series A-1 Preferred Stock and 750,000 Series A Common Stock. The Additional Financing Shares contained a redemption feature whereby these shares were required to be redeemed for a number of newly issued shares identical to the shares issued in a private placement, including a private investment in public equity in connection with a business combination between the company and a special purpose acquisition company or a Series B financing, in an aggregate amount equal to $25.0 million divided by the per share price paid by the other purchasers.

Upon the closing of the Business Combination Transaction, which satisfied the condition allowing for redemption as described above, the Additional Financing Shares were exchanged for 2,500,000 shares of New Cerevel common stock at the fair value of the New Cerevel common stock on the Closing Date. As a result of this exchange, we recognized a decrease to accumulated deficit related to the difference between the initial carrying value of the shares issued of Old Cerevel in July and the fair value of New Cerevel common stock of $3.9 million and $1.7 million for the Series A-1 Preferred Stock and Series A Common Stock, respectively.

Summary of Net Proceeds

The following table summarizes the elements of the net proceeds from the Business Combination Transaction as of December 31, 2020:

(In thousands)	Recapitalization
Cash - ARYA Trust and cash (net of redemptions)	$147,122
Cash - PIPE Financing (including proceeds from Bain Investor July Additional Financing Shares)	320,000
Less: Underwriting fees and other offering costs paid prior to year end	(24,505)

Proceeds from Business Combination Transaction, net of offering costs paid per the Cash Flows from Financing Activities	$442,617
Less: Other offering costs included in accounts payable and other current liabilities	(140)
Less: Acceleration of Cerevel management fees paid to Bain Investor included in G&A expense	(2,984)

Net proceeds from the Business Combination Transaction	$439,493

In addition to the net proceeds disclosed above, we also assumed $0.3 million of prepaid assets of ARYA upon closing of the Business Combination Transaction.

Summary of Shares Issued

The following table summarizes the number of shares of common stock outstanding immediately following the consummation of the Business Combination Transaction:

Number of Shares
ARYA shares outstanding prior to the Business Combination Transaction	19,186,500
Less: redemption of ARYA shares prior to the Business Combination Transaction	(245,050)

Common stock of ARYA	18,941,450
Shares issued pursuant to the PIPE Financing (including Bain Investor July 2020 Additional Financing Shares)	32,000,000

Business Combination and PIPE Financing shares	50,941,450
Conversion of Old Cerevel Series A-1 preferred shares for common stock	31,701,214
Conversion of Old Cerevel Series A common stock for common stock	18,260,729
Conversion of Old Cerevel Series A-2 preferred shares for common stock	10,940,449
Issuance of additional common stock related to anti-dilution protections of Old Cerevel Series A-2 preferred shares	15,208,762
Conversion of Old Cerevel common stock under the equity incentive plans for common stock	71,350

Total shares of New Cerevel common stock outstanding immediately following the Business Combination Transaction	127,123,954